Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

December 31, 2020	December 31, 2021	December 31, 2020
Goodwill from Shanghai Qishuo acquisition(a)	2,009,769	—

(a)	See Note 4 for details.